UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                      November 16, 2007 to December 17, 2007


Commission File Number of issuing entity: 333-117573-05


                   Origen Manufactured Housing Contract Trust
                       Collateralized Notes, Series 2007-A
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-117573


                       Origen Residential Securities, Inc.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                             Origen Financial L.L.C.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    DELAWARE
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                                   20-1370314
                       ----------------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
     A-1          [   ]           [   ]           [ x ]
     A-2          [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) ha filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing
requirements for the past 90 days.   Yes [x]  No [ ]

PART I -DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

        On December 17, 2007 a distribution was made to holders of Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2007-A.

        The distribution report is attached as Exhibit 99.1 to this Form 10-D.

PART II - OTHER INFORMATION

Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

        Monthly Report distributed to Noteholders of Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2007-A relating to the December 17, 2007 distribution and Item 601 of Regulation S-K, is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                Origen Manufactured Housing Contract Trust
                                Collateralized Notes, Series 2007-A

                      By:       Origen Financial L.L.C.

                                /s/ W. Anderson Geater, Jr.
                                ---------------------------
                      Name:     W. Anderson Geater, Jr.

                      Title:    Chief Financial Officer

                      Date:     December 19, 2007

EXHIBIT INDEX

Exhibit
Number          Description

EX-99.1 Monthly report distributed to Noteholders of Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2007-A relating to the December 17, 2007 distribution.



                                  EXHIBIT 99.1
 Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2007-A
                               December 17, 2007
                               -----------------

                               Table of Contents
                                                                           Page
Distribution Report ........................................................ 2
Factor Report .............................................................. 2
Delinquency Totals ......................................................... 3
Repossession Totals ........................................................ 4
Cumulative Repossession Totals ............................................. 4
Bankruptcy Totals .......................................................... 4


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                Keith Richardson
                      Bank of New York - ITS - Global Debt
                       2 North LaSalle Street, Suite 1020
                  Chicago, Illinois 60606 / Fax: (312) 267-5210
                     Email: krrichardson@bankofny.com



 Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2007-A
                               December 17, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                            DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                                 ENDING
           FACE              PRINCIPAL                                                        REALIZED   DEFERRED      PRINCIPAL
CLASS      VALUE             BALANCE         PRINCIPAL          INTEREST             TOTAL      LOSSES   INTEREST      BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1           91,889,000.00    81,762,903.87     1,643,986.02       351,898.82     1,995,884.84     0.00    0.00     80,118,917.85
A2           92,500,000.00    92,500,000.00             0.00       464,555.56       464,555.56     0.00    0.00     92,500,000.00
CERT                  0.00             0.00             0.00       367,865.73       367,865.73     0.00    0.00              0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS      184,389,000.00   174,262,903.87     1,643,986.02     1,184,320.11     2,828,306.13     0.00    0.00    172,618,917.85
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CURRENT
                             BEGINNING                                                           ENDING            NOTE
CLASS        CUSIP           PRINCIPAL          PRINCIPAL       INTEREST         TOTAL           PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1           68620CAA8     889.80077996      17.89099914       3.82960768       21.72060682      871.90978082        4.841880%
A2           68620CAB6   1,000.00000000       0.00000000       5.02222227        5.02222227    1,000.00000000        5.650000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                     945.08297062       8.91585735       6.42294340       15.33880074      936.16711328
-----------------------------------------------------------------------------------------------------------------------------------


 Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2007-A
                               December 17, 2007
                          -----------------------------
Beginning Collection Period                                                                                       11/01/07
Ending Collection Period                                                                                          11/30/07
Distribution Date                                                                                                 12/17/07

Actual Available for Distribution                                                                             2,961,775.34

Section 7.05(a)(i)         Principal Payment Allocable to Holders                                             1,643,986.02

Section 7.05(a)(ii)        Interest Payment Allocable to Holders                                                816,454.37

Section 7.05(a)(iii)       Servicing Fee                                                                        194,492.47
                           Indenture Trustee Fee                                                                  2,702.19
                           Indenture Trustee Expenses                                                                 0.00
                           Owner Trustee Fee                                                                          0.00
                           Broker Agent Fee                                                                      20,555.56
                           Auction Agent Fee                                                                          0.00

Section 7.05(a)(iv)        Note Insurer Premium                                                                  37,544.61

                           Libor Rate                                                                            4.651880%
                           Swap Fixed Payment                                                                   793,244.74
                           Swap Floating Payment                                                                720,577.88
                           Swap Payment In                                                                            0.00
                           Swap Payment Out                                                                      72,666.86

Section 7.05(a)(v)         Beginning Balance of Contracts                                                   190,296,799.53
                           Ending Balance of Contracts                                                      188,652,813.50

Section 7.05(a)(v)         Beginning Number of Contracts                                                             3,307
Section 7.05(a)(v)         Ending Number of Contracts                                                                3,288
                           Weighted Average Remaining Maturity - Original                                           229.84
                           Weighted Average Remaining Term - Current                                                216.98
                           Weighted Average Contract Rate:                                                          9.416%

Section 7.05(a)(vi)

Number and Aggregate Principal Amounts of Contracts in Delinquency including Repossessions

               Delinquency Totals
                 Group Totals
                    Period      Number     Principal Balance   Percentage
                  30-59 days      18            842,970.17        0.45%
                  60-89 days      9             339,985.88        0.18%
                   90+days        15            786,168.16        0.42%
                    Total         42          1,969,124.21        1.04%

Number and Aggregate Principal Amounts of Contracts Repossessed During
    Reporting Period

              Repossession Totals
                Number of Loans   Principal Balance           Percentage
                       1                  24,702.73                0.01%

Cummulative  Number and Aggregate Principal Amounts of Contracts in Inventory

               Cummulative Repossession Totals
                       Number of Loans      Principal Balance   Percentage
                              5                    237,971.54        0.13%

Number and Aggregate Principal Amounts of Contracts in Bankruptcy

                     Bankruptcy Totals
                      Number of Loans   Principal Balance       Percentage
                             7                288,690.32             0.15%

Section 7.05(a)(viii)         Principal Prepayments                                                                  1,180,752.91

                              Liquidation Proceeds                                                                           0.00

Section 7.05(a)(ix)           Realized Losses
                              Current Period                                                                                 0.00
                              Cumulative                                                                                28,257.30

Section 7.05(a)(x)            Adjusted Note Balances
                              Class A                                                                              174,262,903.87

Section 7.05(a)(xi)           Interest Payment Amount
                              Interest Distribution - A-1                                                              351,898.82
                              Available Funds Cap Carry-Forward Paid - A-1                                                   0.00
                              Available Funds Cap Carry-Forward Amount Remaining - A-1                                       0.00

                              Interest Distribution - A-2                                                              464,555.56
                              Available Funds Cap Carry-Forward Paid - A-2                                                   0.00
                              Available Funds Cap Carry-Forward Amount Remaining - A-2                                       0.00

                              Reserve Account Balance                                                                   50,000.00

                              Beginning Balance of Overcollateralization Amount                                     16,033,895.66

Section 7.05(a)(xii)          Overcollateralization Target Amount                                                   16,033,895.65

Section 7.05(a)(xiii)         Overcollateralization Amount                                                          16,033,895.65

Section 7.05(a)(xiv)          Trust Certificate Distribution                                                           367,865.73

                              Expense Paid to LLC and DRS                                                                  926.22
                              Servicing Fee Adjustment                                                                  63,992.11
                              Miscellaneous Servicing Expenses                                                               0.00

  Copyright 2007 Bank of New York & Co. All rights reserved.
